AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 51.8%
Information Technology - 11.4%
Communications Equipment - 0.8%
Cisco Systems, Inc.	98,241	$4,451,300
F5 Networks, Inc. (a)	10,373	1,511,450

		5,962,750

Electronic Equipment, Instruments & Components - 0.4%
CDW Corp./DE	22,267	3,007,158

IT Services - 2.3%
Automatic Data Processing, Inc.	16,103	2,750,071
Fidelity National Information Services, Inc.	20,021	2,765,901
PayPal Holdings, Inc. (a)	21,834	2,358,290
Visa, Inc.-Class A	50,990	9,408,165

		17,282,427

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc.	12,149	3,841,635
Intel Corp.	8,852	513,859
Texas Instruments, Inc.	34,825	4,186,313
Xilinx, Inc.	35,965	3,336,833

		11,878,640

Software - 4.3%
Adobe, Inc. (a)	10,165	3,146,372
Check Point Software Technologies Ltd. (a)	25,288	2,980,949
Citrix Systems, Inc.	10,834	1,222,184
Microsoft Corp.	128,684	19,480,184
Oracle Corp.	79,770	4,478,288

		31,307,977

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	51,172	13,675,717
Xerox Holdings Corp. (a)	22,310	868,528

		14,544,245

		83,983,197

Financials - 8.6%
Banks - 4.5%
Bank of America Corp.	266,733	8,887,544
Citigroup, Inc.	71,154	5,345,089
JPMorgan Chase & Co.	70,111	9,237,825
PNC Financial Services Group, Inc. (The)	12,226	1,873,145
Wells Fargo & Co.	140,959	7,676,627

		33,020,230

Capital Markets - 0.7%
Goldman Sachs Group, Inc. (The)	19,522	4,321,195
S&P Global, Inc.	1,777	470,283

		4,791,478

Consumer Finance - 0.5%
Capital One Financial Corp.	4,640	464,046
Synchrony Financial	91,707	3,430,759

		3,894,805

Company	Shares	U.S. $ Value
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc.-Class B (a)	32,227	$7,099,608

Insurance - 1.9%
Everest Re Group Ltd.	11,226	3,045,165
Fidelity National Financial, Inc.	73,417	3,496,851
Progressive Corp. (The)	69,595	5,083,915
Reinsurance Group of America, Inc.-Class A	14,917	2,468,167

		14,094,098

		62,900,219

Health Care - 7.9%
Biotechnology - 1.2%
Biogen, Inc. (a)	1,407	421,832
Gilead Sciences, Inc.	61,237	4,117,576
Regeneron Pharmaceuticals, Inc. (a)	5,818	2,146,842
Vertex Pharmaceuticals, Inc. (a)	10,193	2,260,298

		8,946,548

Health Care Equipment & Supplies - 1.2%
Edwards Lifesciences Corp. (a)	16,513	4,044,694
Intuitive Surgical, Inc. (a)	2,145	1,271,770
Medtronic PLC	29,399	3,274,755

		8,591,219

Health Care Providers & Services - 1.8%
Anthem, Inc.	15,728	4,540,044
UnitedHealth Group, Inc.	31,426	8,795,195

		13,335,239

Pharmaceuticals - 3.7%
Johnson & Johnson	35,345	4,859,584
Merck & Co., Inc.	58,455	5,096,107
Novo Nordisk A/S (Sponsored ADR)	41,912	2,353,359
Pfizer, Inc.	153,987	5,931,579
Roche Holding AG (Sponsored ADR)	141,173	5,445,043
Zoetis, Inc.	31,748	3,826,269

		27,511,941

		58,384,947

Communication Services - 6.3%
Diversified Telecommunication Services - 1.7%
Comcast Corp.-Class A	165,293	7,297,686
Verizon Communications, Inc.	81,814	4,928,476

		12,226,162

Entertainment - 0.9%
Electronic Arts, Inc. (a)	22,990	2,322,220
Walt Disney Co. (The)	29,447	4,463,576

		6,785,796

Company	Shares	U.S. $ Value
Interactive Media & Services - 3.6%
Alphabet, Inc.-Class A (a)	1,325	$1,727,919
Alphabet, Inc.-Class C (a)	10,349	13,505,031
Facebook, Inc.-Class A (a)	55,403	11,171,461

		26,404,411

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (a)	13,565	1,065,531

		46,481,900

Consumer Discretionary - 5.6%
Auto Components - 0.5%
Magna International, Inc.-Class A (United States)	70,533	3,880,725

Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp.	30,847	2,635,259

Internet & Direct Marketing Retail - 0.4%
Booking Holdings, Inc. (a)	1,760	3,351,093

Multiline Retail - 0.7%
Dollar General Corp.	30,905	4,863,211

Specialty Retail - 2.9%
AutoZone, Inc. (a)	4,111	4,842,429
Home Depot, Inc. (The)	32,636	7,196,565
Ross Stores, Inc.	35,522	4,125,880
TJX Cos., Inc. (The)	81,830	5,002,268

		21,167,142

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc.-Class B	54,249	5,071,739

		40,969,169

Consumer Staples - 3.5%
Beverages - 0.7%
PepsiCo, Inc.	37,887	5,146,191

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	14,177	4,250,407
US Foods Holding Corp. (a)	61,821	2,458,621
Walmart, Inc.	48,765	5,807,424

		12,516,452

Household Products - 0.8%
Procter & Gamble Co. (The)	49,573	6,050,880

Tobacco - 0.3%
Altria Group, Inc.	38,397	1,908,331

		25,621,854

Industrials - 2.9%
Aerospace & Defense - 1.0%
Boeing Co. (The)	11,004	4,029,445
Raytheon Co.	13,513	2,937,996

		6,967,441

Company	Shares	U.S. $ Value
Airlines - 0.5%
Delta Air Lines, Inc.	68,474	$3,924,245

Electrical Equipment - 0.2%
Eaton Corp. PLC	17,301	1,600,343

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	27,975	4,994,936

Road & Rail - 0.5%
Norfolk Southern Corp.	18,477	3,575,299

		21,062,264

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.	28,347	3,320,284
EOG Resources, Inc.	63,653	4,512,998
Phillips 66	23,848	2,735,842
Royal Dutch Shell PLC (Sponsored ADR)	81,360	4,687,150

		15,256,274

Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.7%
CubeSmart	59,818	1,844,787
Mid-America Apartment Communities, Inc.	52,879	7,197,361
Regency Centers Corp.	47,032	3,058,961

		12,101,109

Real Estate Management & Development - 0.4%
CBRE Group, Inc.-Class A (a)	52,942	3,018,753

		15,119,862

Utilities - 1.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	65,896	6,019,600
Edison International	4,800	331,680
NextEra Energy, Inc.	587	137,252

		6,488,532

Multi-Utilities - 0.2%
NiSource, Inc.	59,671	1,578,298

		8,066,830

Materials - 0.3%
Chemicals - 0.3%
Westlake Chemical Corp.	34,357	2,359,639

Total Common Stocks (cost $250,072,276)		380,206,155

INVESTMENT COMPANIES - 47.0%
Funds and Investment Trusts - 47.0% (b)(c)
AB Discovery Growth Fund, Inc.-Class Z	1,454,757	17,733,492
AB Trust-AB Discovery Value Fund-Class Z	854,342	17,180,825
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z	3,902,016	42,766,097
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z	11,971,821	145,697,066

Company	Shares	U.S. $ Value
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z	1,761,922	$20,385,441
Sanford C. Bernstein Fund, Inc.-Emerging Markets Portfolio-Class Z	736,534	20,225,228
Sanford C. Bernstein Fund, Inc.-Tax-Managed International Portfolio-Class Z	4,700,207	81,266,575

Total Investment Companies (cost $351,300,733)		345,254,724

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.58% (b)(c)(d) (cost $7,844,919)	7,844,919	7,844,919

Total Investments - 99.9% (cost $609,217,928) (e)		733,305,798
Other assets less liabilities - 0.1%		992,502

Net Assets - 100.0%		$734,298,300

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of November 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $133,774,933 and gross unrealized depreciation of investments was $(9,687,063), resulting in net unrealized appreciation of $124,087,870.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Tax-Managed Wealth Appreciation Strategy

November 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$380,206,155		$	– 0	–	$	– 0	–	$380,206,155
Investment Companies	345,254,724			– 0	–		– 0	–	345,254,724
Short-Term Investments	7,844,919			– 0	–		– 0	–	7,844,919

Total Investments in Securities	733,305,798			– 0	–		– 0	–	733,305,798
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$733,305,798		$	– 0	–	$	– 0	–	$733,305,798

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions of investments in AB mutual funds for the three months ended November 30, 2019 is as follows:

													Distributions
Affiliated Issuer	Market Value 8/31/19 (000)	Purchases at Cost (000)			Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)	Market Value 11/30/19 (000)	Dividend Income (000)			Realized Gains (000)
AB Discovery Growth Fund, Inc.-Class Z	$16,962	$	– 0	–	$	– 0	–	$	– 0	–	$771	$17,733	$	– 0	–	$	– 0	–
AB Trust-AB Discovery Value Fund-Class Z	15,797		– 0	–		– 0	–		– 0	–	1,384	17,181		– 0	–		– 0	–
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z	40,950		– 0	–		– 0	–		– 0	–	1,816	42,766		– 0	–		– 0	–
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z	138,446		– 0	–		– 0	–		– 0	–	7,251	145,697		– 0	–		– 0	–
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z	18,641		– 0	–		– 0	–		– 0	–	1,744	20,385		– 0	–		– 0	–

Government Money Market Portfolio	1,352	17,711		11,218			– 0	–	–0	–	7,845	18			– 0	–
Sanford C. Bernstein Fund, Inc.- Emerging Markets Portfolio-Class Z	18,767	– 0	–	– 0	–		– 0	–	1,458		20,225	– 0	–		– 0	–
Sanford C. Bernstein Fund, Inc.-Tax- Managed International Portfolio-Class Z	78,445	– 0	–	– 0	–		– 0	–	2,822		81,267	– 0	–		– 0	–

Total	$329,360	$17,711		$11,218		$	– 0	–	$17,246		$353,099	$18		$	– 0	–